PROPERTY AND EQUIPMENT - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 17,710	¥ 11,300	¥ 4,098